Investments in Joint Operations - Information of Assets and Liabilities (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint operations [line items]
Non-current assets	$ 1,923,825	$ 1,595,656	$ 1,263,868
Current assets	466,243	327,569	309,421
Total assets	2,390,068	1,923,225	1,573,289
Non-current liabilities	1,150,872	869,161	710,318
Current liabilities	391,078	370,669	314,872
Total liabilities	1,541,950	1,239,830	1,025,190
Exploration expenses	2,604	5,846	6,841
Joint Ventures [member]
Disclosure of joint operations [line items]
Non-current assets	358,863	282,381	221,219
Current assets	11,629	6,122	8,723
Total assets	370,492	288,503	229,942
Non-current liabilities	27,672	21,136	17,754
Current liabilities	36,564	21,574	27,641
Total liabilities	64,236	42,710	45,395
Production cost	135,238	87,322	70,552
Exploration expenses	$ 306	$ 265	$ 123